As filed with the Securities and Exchange Commission on March 30, 2010

1933 Act File No. 033-34079
1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X ]

POST-EFFECTIVE AMENDMENT NO. 87	| X ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	| X ]

AMENDMENT NO. 103	| X ]

DWS INSTITUTIONAL FUNDS (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(617) 295-1000
(Registrant’s Telephone Number)

John Millette
One Beacon Street
Boston, MA 02108
(Name and address of agent for service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
One International Place
Boston, MA 02110-2624

It is proposed that this filing will become effective:

|___|	Immediately upon filing pursuant to paragraph (b)
| X |	On April 1, 2010 pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _______________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment contains the prospectus and statement of additional information relating to the classes of shares of the following series of the registrant:

●	DWS Enhanced Commodity Strategy Fund (renamed effective March 31, 2010, formerly DWS Commodity Securities Fund) (the “Fund”) – Class A, Class B, Class C, Class S and Institutional Class

This Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A for DWS Institutional Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until April 1, 2010, the effectiveness of Post-Effective Amendment No. 83. That amendment was filed with the Commission on January 27, 2010 (Accession No. 0000088053-10-000107) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and designated an effective date of March 31, 2010.

PART A - PROSPECTUS

The Prospectus for DWS Commodity Securities Fund — Class A, Class B, Class C, Class S and Institutional, a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 83 to the Trust’s Registration Statement filed on January 27, 2010 (Accession No. 0000088053-10-000107).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS Commodity Securities Fund — Class A, Class B, Class C, Class S and Institutional, a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 83 to the Trust’s Registration Statement filed on January 27, 2010 (Accession No. 0000088053-10-000107).

PART C

The Part C for DWS Commodity Securities Fund — Class A, Class B, Class C, Class S and Institutional, a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 83 to the Trust’s Registration Statement filed on January 27, 2010 (Accession No. 0000088053-10-000107).

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of March 2010.

              DWS INSTITUTIONAL FUNDS

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	March 15, 2010

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 15, 2010

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 15, 2010

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 15, 2010

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 15, 2010

/s/Keith R. Fox
Keith R. Fox*	Trustee	March 15, 2010

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	March 15, 2010

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	March 15, 2010

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 15, 2010

/s/William McClayton
William McClayton*	Trustee	March 15, 2010

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 15, 2010

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 15, 2010

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 15, 2010

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	March 15, 2010

*By:           /s/Caroline Pearson
Caroline Pearson**
Assistant Secretary

**
Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement, as filed on April 29, 2008; and as filed on September 30, 2008 in Post-Effective Amendment No. 73 to the Registration Statement.